Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		$ 78,568		$ 74,239
Additions		3,801		4,329
Sale and write-off		(2)
Balance at ending		82,367		78,568
Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		52,261		48,560
Depreciation		3,951		3,701
Sale and write-off		(2)
Balance at ending		56,210		52,261
Depreciated cost		26,157		26,307
Land and Buildings [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	34,543	[2]	33,658
Additions		547	[2]	885	[1]
Sale and write-off	[2]
Balance at ending	[2]	35,090		34,543	[1]
Land and Buildings [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	21,091	[2]	20,049
Depreciation		1,063	[2]	1,042	[1]
Sale and write-off	[2]
Balance at ending	[2]	22,154		21,091	[1]
Depreciated cost		12,936	[2]	13,451	[1]
Machinery and Equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	33,439	[2]	31,299
Additions		1,906	[2]	2,140	[1]
Sale and write-off	[2]	(2)
Balance at ending	[2]	35,343		33,439	[1]
Machinery and Equipment [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning	[1]	23,804	[2]	22,110
Depreciation		1,691	[2]	1,694	[1]
Sale and write-off	[2]	(2)
Balance at ending	[2]	25,493		23,804	[1]
Depreciated cost		9,850	[2]	9,635	[1]
Vehicles [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		31		31
Additions
Sale and write-off
Balance at ending		31		31
Vehicles [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		23		20
Depreciation		3		3
Sale and write-off
Balance at ending		26		23
Depreciated cost		5		8
Computers, Software, Equipment and Office Furniture [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		9,371		8,112
Additions		966		1,260
Sale and write-off
Balance at ending		10,337		9,371
Computers, Software, Equipment and Office Furniture [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		6,808		5,961
Depreciation		1,074		847
Sale and write-off
Balance at ending		7,882		6,808
Depreciated cost		2,455		2,563
Leasehold Improvements [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		1,184		1,139
Additions		382		45
Sale and write-off
Balance at ending		1,566		1,184
Leasehold Improvements [Member] | Accumulated Depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of composition and movement of property, plant and equipment [Line Items]
Balance at beginning		535		420
Depreciation		120		115
Sale and write-off
Balance at ending		655		535
Depreciated cost		$ 911		$ 649

[1]	Including labor costs charged in 2021 to the cost of facilities, machinery, and equipment in the amount of $775 thousands.
[2]	Including labor costs charged in 2022 to the cost of facilities, machinery, and equipment in the amount of $1,043 thousands.